Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges
As of December 31, 2023 and 2022, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2023				2022

		Cost	Accumulated amortization	Carrying amount		Cost	Accumulated amortization	Carrying amount

Intangible assets of indefinite useful life:
Goodwill	$	7,674	–	7,674	$	7,538	–	7,538
Intangible assets of definite useful life:
Extraction rights		1,768	(479)	1,289		1,729	(452)	1,277
Internally developed software		973	(639)	334		820	(534)	286
Customer relationships		196	(196)	–		196	(196)	–
Mining projects		47	(7)	40		39	(6)	33
Industrial property and trademarks		32	(16)	16		32	(15)	17
Other intangible assets		357	(180)	177		305	(163)	142

	$	11,047	(1,517)	9,530	$	10,659	(1,366)	9,293

Summary of Changes in Consolidated goodwill
Changes in consolidated goodwill for the years ended December 31, 2023 and 2022, were as follows:

		2023	2022

Balance at beginning of period	$	7,538	7,984
Impairment losses (notes 7 and 16.2)		–	(365)
Business combinations (note 4.1)		8	4
Foreign currency translation effects		128	(85)

Balance at end of period	$	7,674	7,538

Summary of Changes in Intangible Asset
Changes in intangible assets of definite life in 2023 and 2022, were as follows:

		2023

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,277	286	33	17	142	1,755
Amortization for the period		(42)	(91)	(1)	(1)	(20)	(155)
Impairment losses (note 7)		(7)	–	–	–	–	(7)
Additions (decreases), net 1		2	148	7	2	48	207
Business combinations		26	–	–	–	–	26
Foreign currency translation effects		33	(9)	1	(2)	7	30

Balance at the end of period	$	1,289	334	40	16	177	1,856

		2022

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,350	228	45	23	133	1,779
Amortization for the period		(44)	(73)	(1)	(7)	(13)	(138)
Additions (decreases), net 1		(10)	136	(10)	–	35	151
Foreign currency translation effects		(19)	(5)	(1)	1	(13)	(37)

Balance at the end of period	$	1,277	286	33	17	142	1,755

1
Includes the capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of income over a period ranging from 3 to 5 years.

Summary of Goodwill Balances Allocated by Operating Segment
As of December 31, 2023 and 2022, goodwill balances allocated by Operating Segment after impairment adjustments were as follows:

		2023	2022

Mexico	$	441	384
United States		6,176	6,176
EMEAA
United Kingdom		264	250
France		207	201
Spain		59	57
Philippines		82	82
Rest of EMEAA 1		50	38
SCA&C
Colombia		254	202
Caribbean TCL		83	83
Rest of SCA&C 2		58	65

	$	7,674	7,538

1	This caption refers to the operating segments in Israel, the Czech Republic, Egypt and Germany.

2	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows
As of December 31, 2023, 2022 and 2021, Cemex’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1

Groups of CGUs	2023	2022	2021	2023	2022	2021

United States	10.1%	9.1%	7.2%	2.0%	2.0%	2.0%
United Kingdom	10.4%	9.1%	7.3%	1.5%	1.5%	1.5%
France	10.4%	9.2%	7.3%	1.5%	1.4%	1.4%
Spain	10.7%	9.4%	7.6%	1.6%	1.7%	1.5%
Mexico	11.6%	10.3%	8.4%	1.0%	1.1%	1.0%
Colombia	12.7%	10.9%	8.5%	3.3%	3.3%	3.5%
Range of rates in other countries	10.3% – 17.0%	9.3% – 13.9%	7.4% – 11.7%	1.5% – 6.4%	1.5% – 6.0%	1.7% – 6.0%

1	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).

Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the average multiple of Operating EBITDA, in those operating segments that presented relative impairment risk as of December 31, 2023, are as follows:

		Impairment effects from the sensitivity analyses to changes in assumptions as of December 31, 2023

Operating segment		Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%	Multiples Operating EBITDA 10.9x

United States	$	–	357	64	–